SCHEDULE OF STOCK BASED COMPENSATION EXPENSE (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Multiemployer Plan [Line Items]
Total	$ 135	$ 120	$ 453	$ 579
Research and Development Expense [Member]
Multiemployer Plan [Line Items]
Total	24	31	75	220
General and Administrative Expense [Member]
Multiemployer Plan [Line Items]
Total	$ 111	$ 89	$ 378	$ 359